Description of the Company	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Description of the Company

(1) Description of the Company

The accompanying consolidated financial statements include all of the operations, assets and liabilities of Diversey Holdings, Inc., formerly known as Johnson Professional Holdings, Inc., (“Holdings” or the “Company”). The Company owns all the shares of Diversey, Inc. (“Diversey”) (formerly S.C. Johnson Commercial Markets, Inc. and JohnsonDiversey, Inc). The Company is a holding company and its sole business interest is the ownership and control of Diversey and its subsidiaries. Diversey is a leading global marketer and manufacturer of cleaning, hygiene, operational efficiency, appearance enhancing products and equipment and related services for the institutional and industrial cleaning and sanitation market.

Prior to November 5, 1999, Diversey was a wholly owned subsidiary of S.C. Johnson & Son, Inc. (“SCJ”). On November 5, 1999, ownership of Diversey including all of its assets and liabilities, was spun-off in a tax-free reorganization. In connection with the spin-off, Commercial Markets Holdco LLC (“CMH”) obtained substantially all of the shares of Diversey from SCJ.

On November 19, 2001, the Company was formed and named Johnson Professional Holdings, Inc., at which time CMH contributed its shares in Diversey to the Company. At the time of such contribution, the Company was a wholly owned subsidiary of CMH.

On May 3, 2002, the Company, Diversey, acquired the DiverseyLever business from Conopco, Inc., a subsidiary of Unilever N.V. and Unilever PLC (together, “Unilever”). At the closing of the acquisition, S.C. Johnson Commercial Markets, Inc. changed its name to JohnsonDiversey, Inc., and Johnson Professional Holdings, Inc. changed its name to JohnsonDiversey Holdings, Inc. In connection with the acquisition, Unilever acquired a 33 1/3% interest in the Company, with the remaining 66 2/3% continuing to be held by CMH.

On November 24, 2009, pursuant to a series of agreements signed on October 7, 2009, the Company issued new shares of common stock to a private investment fund managed by Clayton, Dubilier & Rice, Inc. (“CD&R”), and to SNW Co., Inc. (“SNW”), a wholly owned subsidiary of SCJ, and redeemed all the equity interests of Unilever in the Company through the payment of cash and the issuance of a warrant to purchase shares of stock in the Company (“Warrant”). At the closing of these transactions, the equity ownership of the Company, assuming the exercise of the Warrant, was as follows: CMH, 49.1%, CD&R, 45.9%, SNW, 1%, and Unilever, 4% (See Note 26). In connection with these transactions, SNW granted an irrevocable proxy to CMH to vote its common stock of the Company, which, subject to certain limitations, increased CMH’s voting ownership in the Company from approximately 49.1% to approximately 50.1% and decreased SNW’s voting ownership the Company from approximately 1.0% to 0.0%.

On March 1, 2010, the Company changed its name from “JohnsonDiversey Holdings, Inc.” to “Diversey Holdings, Inc.” and our subsidiary, JohnsonDiversey, Inc., changed its name to “Diversey, Inc.”

1. Description of the Company

Diversey Holdings, Inc. (“Holdings” or the “Company”) directly owns all of the shares of Diversey, Inc. (“Diversey”). The Company is a holding company and its sole business interest is the ownership and control of Diversey and its subsidiaries. Diversey is a leading global marketer and manufacturer of commercial cleaning, hygiene, operational efficiency, appearance enhancing products and equipment and related services and solutions for food safety and service, food and beverage plant operations, floor care, housekeeping and room care, laundry and skin care. Diversey serves institutional and industrial end-users such as food service providers, lodging establishments, food and beverage processing plants, building service contractors, building managers and property owners, retail outlets, schools and health-care facilities in more than 175 countries worldwide.

On October 3, 2011, as discussed in Note 21, the Company became a wholly-owned subsidiary of Sealed Air Corporation (“Sealed Air”).